Goodwill and Intangible Assets Definite-Lived Intangible Assets (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	$ 6,570	$ 6,589
Accumulated amortization	(1,318)	(1,087)
Net	5,252	5,502
Trademarks
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	2,443	2,474
Accumulated amortization	(469)	(402)
Net	1,974	2,072
Customer-related assets
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	4,113	4,097
Accumulated amortization	(845)	(681)
Net	3,268	3,416
Other
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Gross	14	18
Accumulated amortization	(4)	(4)
Net	$ 10	$ 14